Debt (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Total debt	$ 411,714,784
Total current portion of long-term debt	36,487,931	$ 41,827,480
Non-current portion of long-term debt	366,391,923	411,385,626
Loans Payable [Member]
Total debt	411,714,784	464,266,457
Deferred Finance Fees	(8,834,930)	(11,053,351)
Net total debt	402,879,854	453,213,106
Current portion of long-term debt	39,708,456	44,313,149
Current portion of deferred finance fees	(3,220,525)	(2,485,669)
Total current portion of long-term debt	36,487,931	41,827,480
Non-current portion of long-term debt	366,391,923	411,385,626
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	9,240,000	10,305,000
CACIB Bank Facility [Member] | Loans Payable [Member]
Total debt	34,800,000	36,900,000
ABN/DVB/NIBC Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	167,140,599	204,090,550
Nordea/SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	134,876,804	142,688,402
ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt	$ 65,657,381	$ 70,282,505